Other Non-Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Schedule of Other Noncurrent Liabilities	Other non-current liabilities consisted of the following:

	March 31, 2025	December 31, 2024
Fractional ownership deposits	$33,260	$30,342
Other	—	—
	$33,260	$30,342
Other non-current liabilities consisted of the following:

	December 31, 2024	December 31, 2023
Fractional ownership deposits	$30,342	$16,686
Other	—	26
	$30,342	$16,712